Cash and cash equivalents (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand	$ 182,491	$ 320,274	$ 242,308
Bank balances	68,131,885	80,767,977	71,393,732
Cash	68,314,376	81,088,251	71,636,040
Time deposits	54,890,333	106,109,299	4,356,420
Securities purchased under resale agreements	109,332,901	179,357,487	101,077,015
Investments in mutual funds	33,030,515	19,194,583	5,888,424
Short term investments classified as cash equivalents	142,363,416	198,552,070	106,965,439
Cash equivalents	197,253,749	304,661,369	111,321,859
Overnight deposits	0	10,639,396	13,411,325
Total other cash and cash equivalents	0	10,639,396	13,411,325
Total	$ 265,568,125	$ 396,389,016	$ 196,369,224	$ 319,014,050